Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Schedule of material revenue recognised
	Six months ended June 30 2022 £’000	Six months ended June 30 2021 £’000
Type of goods
Retail	501,770	207,948
Wholesale	82,852	12,774
Other sales	43,246	27,487
	627,868	248,209

Recognition of revenue
Revenue from contracts with customers	607,097	240,530
Other revenue	20,771	7,679
	627,868	248,209

Schedule of contract balances
	At June 30 2022 £’000	At December 31 2021 £’000

Trade receivables	19,467	14,796
Contract assets	1,385	3,451
Contract liabilities	(30,358)	(7,911)

Schedule of revenue expected to be recognised in the future related to performance obligations
	Within one month as at June 30, 2022 £’000	Within one month as at December 31, 2021 £’000

Undelivered vehicles	30,358	7,911